CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	€ (116)	€ (99)	€ (29)